Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current	$ 1,642,504	$ 670,916
Non-Current	4,621,855	4,333,042
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	1,041,653	336,937
Non-Current	854,256	1,164,786
Unsecured Obligations with Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	441,946	271,173
Non-Current	2,626,127	2,726,159
Secured Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	67,805	492
Non-Current	922,721	180,184
Financial Lease [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	35,667	26,647
Non-Current	86,306	77,845
Other Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	55,433	35,667
Non-Current	$ 132,445	$ 184,068